SCHEDULE OF OPERATING AND FINANCE LEASE RIGHT-OF-USE ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease right-of-use assets, net	$ 59,680	$ 125,009
Operating lease liabilities, current	59,680	61,099
Operating lease liabilities, non-current		63,910
Total operating lease liabilities	59,680	125,009
Financing lease right-of-use assets, net		$ 8,523